Capital Management - Adjusted Funds Flow (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Cash flows from operating activities	$ 1,172,872	$ 712,384
Change in non-cash working capital	(26,072)	26,582
Asset retirement obligations settled	18,351	6,662
Adjusted Funds Flow	$ 1,165,151	$ 745,628